Income Taxes (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2013
Income Taxes (Textual)
Increase in valuation allowance of deferred tax assets	$ 1,315,763
Operating loss carryforward	$ 9,066,000
Expiration period of operating loss carryforward	Expire in various periods through 2033
Condition for limitation on use of operating loss carryovers	One or more 5% shareholders (shareholders owning 5% or more of the Company's outstanding capital stock) has increased by more than 50 percentage points
Percentage of outstanding capital stock owned by shareholders	5.00%
Increment in shareholders ownership	More than 50
Percentage point increase in stock ownership	50.00%